Unaudited Quarterly Condensed Consolidated Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Condensed Consolidated Financial Information [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

17. UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial statements for the year ended December 31, 2011 are presented below:

(Dollars in thousands, except per share data)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$49,669	$55,171	$49,437	$94,512
Net income (loss)	$2,763	$4,098	$3,416	$(9,181)
Earnings (loss) per share — Basic and Diluted	$0.10	$0.16	$0.13	$(0.37)

The unaudited quarterly financial statements for the year ended December 31, 2010 are presented below:

(Dollars in thousands, except per share data)	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Total revenues	$67,708	$63,414	$62,610	$59,933
Net income	$16,667	$13,160	$12,202	$10,638
Earnings per share — Basic and Diluted	$0.55	$0.46	$0.45	$0.39